QUARTERLY RESULTS (UNAUDITED) - Summary (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Quarterly Financial Data [Abstract]
Revenue	$ 765,045	$ 713,248	$ 659,027	$ 627,216	$ 615,982	$ 653,286	$ 643,027	$ 597,685	$ 2,764,536	$ 2,509,980	$ 2,373,519
Cost of revenue	224,289	184,888	155,846	161,120	135,291	139,777	133,705	122,594	726,143	531,367	437,786
Operating loss	(22,096)	(122,229)	(97,445)	(295,893)	(4,656)	26,706	(1,130)	(15,186)	(537,663)	5,734	75,274
(Loss) earnings from continuing operations	506,669	187,723	(86,004)	(318,521)	15,020	27,703	30,157	8,786	289,867	81,666	322,330
(Loss) earnings from discontinued operations, net of tax	691	(1,862)	(8,060)	(12,050)	(9,563)	(9,325)	(8,136)	(22,459)	(21,281)	(49,483)	(29,959)
Net (loss) earnings	507,360	185,861	(94,064)	(330,571)	5,457	18,378	22,021	(13,673)	268,586	32,183	292,371
Net (loss) earnings attributable to IAC shareholders	$ 509,125	$ 184,917	$ (96,117)	$ (328,199)	$ 6,887	$ 16,466	$ 13,789	$ (14,247)	$ 269,726	$ 22,895	$ 246,772
Per share information from continuing operations:
Basic earnings per share (USD per share)	$ 5.95	$ 2.19	$ (1.04)	$ (3.72)	$ 0.19	$ 0.30	$ 0.26	$ 0.09	$ 3.40	$ 0.84	$ 3.24
Diluted earnings per share (USD per share)	5.58	2.06	(1.04)	(3.72)	0.19	0.30	0.26	0.09	3.20	0.84	3.24
Per share information attributable to IAC shareholders:
Basic (loss) earnings per share (USD per share)	5.96	2.17	(1.13)	(3.86)	0.08	0.19	0.16	(0.17)	3.16	0.27	2.90
Diluted earnings per share (USD per share)	$ 5.59	$ 2.04	$ (1.13)	$ (3.86)	$ 0.08	$ 0.19	$ 0.16	$ (0.17)	$ 2.97	$ 0.27	$ 2.90
Stock-based compensation expense									$ 188,995	$ 130,228	$ 144,599
Impairment of equity securities without readily determinable fair value	$ 51,500			$ 51,500					51,500
Impairment of note receivable and warrant				7,500					7,500
Unrealized gain on investment in MGM Resorts International									840,550	$ 0	$ 0
MGM
Per share information attributable to IAC shareholders:
Unrealized gain on investment in MGM Resorts International	439,600	$ 227,700	$ (24,700)						$ 840,500
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Per share information attributable to IAC shareholders:
Goodwill impairment loss, net of tax		53,200		208,900
Impairment of intangible assets		8,300		16,400
HomeAdvisor
Per share information attributable to IAC shareholders:
Stock-based compensation expense		4,100	$ 2,700	$ 8,900	$ 5,700	$ 5,700	$ 6,300	$ 7,400
Match Group
Per share information attributable to IAC shareholders:
Stock-based compensation expense	$ 1,500	$ 40,500